INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Land used right	$335,263	$465,984
Software	136,300	128,615
Less: accumulated amortization	(171,766)	(184,907)
Intangible asset, net	$299,797	$409,692

Intangible assets, net, consisted of the following:

	As of December 31,
	2022	2023
Land used right	$300,660	$335,263
Software	135,812	136,300
Less: accumulated amortization	(154,810)	(171,766)
Intangible asset, net	$281,662	$299,797

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE
For the fiscal years ending December 31,	Amount
Remainder of 2024	$4,663
2025	9,328
2026	9,328
2027	9,321
2028	9,311
Thereafter	367,741
Total	$409,692

For the fiscal years ended December 31,	Amount
2024	$8,363
2025	6,706
2026	6,706
2027	6,699
2028	6,689
Thereafter	264,634
Total	$299,797